Amounts Due from Related-Parties (Details) - USD ($)		Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Amounts due from related-parties		$ 4,935,698	$ 11,760,692
C Media Limited [Member]
Related Party Transaction [Line Items]
Amounts due from related-parties	[1]	4,731,841	11,760,692
Ya Tuo Ji International Consultancy (Beijing) Limited [Member]
Related Party Transaction [Line Items]
Amounts due from related-parties	[2]	$ 203,857	$ 204,412

[1]	C Media Limited is controlled by Mr. Xuesong Song, the CEO and Chairman of the Company ("Mr. Song"). C Media Limited has taken up certain receivables and investments from the Company's subsidiaries in previous years. The Company expects the amount will be returned to the Company in 2019.
[2]	Ya Tuo Ji is a company controlled by the spouse of Mr. Song. The loan is unsecured, interest-free and repayable on July 5, 2019. The original payment date was January 5, 2019.